----------------------------------------------------
LIBERTY CALIFORNIA TAX-EXEMPT FUND Semiannual Report
----------------------------------------------------

JULY 31, 2000




                               [Graphic Omitted]

President's Message

DEAR SHAREHOLDER:

You may have noticed that your fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and strategies employed by the fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of Liberty Funds, A diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty Funds is to help you reach for financial freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal Reserve (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became clear. First, the Fed was concerned that the rapidly expanding U.S. economy could trigger higher rates of inflation; and second, the Fed was determined to keep inflation firmly in hand.

At the beginning of the period, longer-term municipal bond prices rose. Prices then fell as interest rates rose. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to the bond market in the foreseeable future. Municipal bond prices rallied in the final two months of the period.

As always, thank you for choosing Liberty California Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    September 11, 2000

--------------------------------     Because economic and market conditions
  Not FDIC   May Lose Value          change frequently, there can be no
  Insured    No Bank Guarantee       assurance that the trends described in this
--------------------------------     report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS(c)
--------------------------------------------------------------------------------

o     POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY REDUCED SUPPLY

      Due partly to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and refundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

o     THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD

      Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not become a serious problem down the road. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30-year maturity range.


                     MUNICIPAL VS. TREASURY BOND PERFORMANCE
                                1/31/00 - 7/31/00

                                Lehman Brothers          Salomon 30-Year
                              Municipal Bond Index     Treasury Bond Index
                              --------------------     -------------------
January 31, 2000                      0.00%                   0.00%
February 29, 2000                     1.16                    3.70
March 31, 2000                        3.37                    8.56
April 30, 2000                        2.76                    7.23
May 31, 2000                          2.22                    7.02
June 30, 2000                         4.93                    9.36
July 31, 2000                         6.40                   11.48

Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

NET ASSET VALUE PER SHARE
AS OF 7/31/00

Class A             $7.31
-------------------------
Class B             $7.31
-------------------------
Class C             $7.31
-------------------------

DISTRIBUTIONS DECLARED FROM
2/1/00 TO 7/31/00

Class A             $.175
-------------------------
Class B             $.148
-------------------------
Class C             $.159
-------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

TOP FIVE SECTORS
7/31/00 vs. 1/31/00

                            FUND AS OF 7/31/00         FUND AS OF 1/31/00

SPECIAL PROPERTY TAX              18.0%                       16.9%
LOCAL APPROPRIATED                17.9%                       18.3%
REFUNDED/ESCROW                   14.1%                       14.1%
LOCAL GO'S                         7.3%                        8.2%
STATE GO'S                         7.6%                        7.1%

Sector breakdowns are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

SEC YIELDS ON 7/31/00

Class A                  4.34%
------------------------------
Class B                  3.79%
------------------------------
Class C                  4.06%
------------------------------

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 4.06% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
ON 7/31/00

Class A                  7.92%
------------------------------
Class B                  6.92%
------------------------------
Class C                  7.41%
------------------------------

Taxable-equivalent SEC yields are based on the maximum effective combined 45.2% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

RISING LONG-TERM BOND PRICES CONTRIBUTED TO SOLID GAINS FOR THE FUND

Against a backdrop of falling yields and rising prices for intermediate- and long-term municipal bonds, Class A shares of Liberty California Tax-Exempt Fund posted a total return of 8.25% without a sales charge for the six months ended July 31, 2000.

FUND SHIFTED EMPHASIS TO BETTER LONG-TERM POSITIONING

For the period, the Fund was invested primarily in bonds that do well during periods of declining interest rates -- that is, bonds in the 15- to 25-year maturity range, bonds with long-term call protection, zero coupon bonds and deep-discount securities. However, higher-than-anticipated economic growth and fears of more rapid inflation sent interest rates higher for part of the six months. To help protect the Fund from these interest rate increases, we adopted temporary defensive measures while keeping the bulk of the portfolio positioned for an environment of slower economic growth, low rates of inflation and lower interest rates.

Later in the period, we were able to reduce these defensive measures and refocus our efforts on maintaining a portfolio that may prosper in a falling interest rate environment. More specifically, we sold prerefunded bonds, short-maturity issues and bonds with shorter call protection. Such bonds generally do not appreciate as greatly as other bonds when yields are falling. We purchased a variety of bonds in the 15- to 25-year maturity ranges, bonds with 10 or more years of call protection (i.e., securities that can be called for redemption by the issuers not sooner than 10 years from date of issue), noncallable bonds, and, to a lesser extent, zero coupon bonds, to "lock in" what we believe will be viewed as attractive rates.

CALIFORNIA'S ECONOMY REMAINS AMONG THE HEALTHIEST IN THE NATION

Driven by job growth across all sectors, including manufacturing, California's economy continues to be one of the healthiest in the United States. The economy is well diversified among basic and high-tech industries, and personal incomes are rising, providing the push for growth in real estate markets throughout the state.

The fiscal picture is equally attractive. Due to California's graduated income tax and rapid income growth, the state has experienced a windfall in revenues, easing budgetary pressures and allowing it to enhance education programs and increase aid to counties and local governments.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (CONTINUED)
--------------------------------------------------------------------------------

SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING

Our outlook for the municipal bond market has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. Slower growth could set the stage for lower interest rates in 12 to 15 months. The Fund is well positioned should that occur. In addition to a sizable investment in long-term and call-protected issues, the Fund owns zero coupon and discount bonds that may reap a larger-than-average benefit should interest rates fall.

Our outlook for California is also positive. Provided that rising interest rates do not trigger problems in the housing market and labor shortages do not lead to wage inflation, we expect economic expansion in the state to exceed the national average in the coming year. In addition, the generally positive economic picture, which is raising demand for tax-exempt bonds among even middle-class residents, should help keep the California municipal market on a positive track.

/s/ Gary Swayze

Gary Swayze is portfolio manager of Liberty California Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

QUALITY BREAKDOWNS AS OF
7/31/00

AAA                      73.3%
------------------------------
AA                        4.2%
------------------------------
A                         1.2%
------------------------------
BBB                      10.9%
------------------------------
Nonrated                  9.4%
------------------------------
Cash Equivalents          1.0%
------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

BOUGHT
--------------------------------------------------------------------------------
We purchased Yuba, CA Unified School District zero coupon, noncallable, insured bonds due in 2020 (0.27% of net assets). If interest rates fall, these 20-year bonds provide the lion's share of the appreciation potential of comparable 30-year bonds, but they should be less volatile.

SOLD
--------------------------------------------------------------------------------
One goal during the period was to lengthen the Fund's duration, so we sold Mojave, CA water agency bonds due in 2021. Though they had a 6.95% coupon, they had been prerefunded. In a prerefunding, Treasury bonds are purchased and, when they mature, the proceeds are used to pay the principal due on the original municipal bonds to a shorter call date. Prerefunding effectively shortens the risk period or maturity for the original bonds to just a few years.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

------------------------------------------------------------------------------
Share Class                     A                  B                 C
Inception                    6/16/86             8/4/92            8/1/97
------------------------------------------------------------------------------
                        Without   With     Without   With     Without    With
                         Sales    Sales     Sales    Sales     Sales     Sales
                         Charge   Charge    Charge   Charge    Charge    Charge
-------------------------------------------------------------------------------
 6 month (cumulative)    8.25%     3.11%    7.85%     2.85%     8.01%     7.01%
-------------------------------------------------------------------------------
 1 year                  4.60     (0.37)     3.82    (1.16)     4.13      3.13
-------------------------------------------------------------------------------
 5 years                 6.21      5.18      5.42     5.10      5.92      5.92
-------------------------------------------------------------------------------
 10 years                6.40      5.88      5.75     5.75      6.25      6.25

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00
------------------------------------------------------------------------------
Share Class                     A                  B                 C
------------------------------------------------------------------------------
                        Without   With     Without   With     Without    With
                         Sales    Sales     Sales    Sales     Sales     Sales
                         Charge   Charge    Charge   Charge    Charge    Charge
-------------------------------------------------------------------------------
 6 month (cumulative)     6.01%    0.97%    5.59%     0.59%     5.76%     4.76%
-------------------------------------------------------------------------------
 1 year                   3.25    (1.65)    2.49     (2.42)     2.79      1.81
-------------------------------------------------------------------------------
 5 years                  5.96     4.94     5.17      4.84      5.67      5.67
-------------------------------------------------------------------------------
 10 years                 6.38     5.86     5.74      5.74      6.24      6.24

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.7%                              PAR       VALUE
---------------------------------------------------------------------
EDUCATION - 1.4%
EDUCATION
State Educational Facilities Authority,
  Pooled College & University Project,
  6.300% 4/1/21                                   $  1,000   $  1,019
La Verne University,
  Series 2000,
  6.625% 6/1/20                                      1,000      1,015
Statewide Communities Development Authority,
  Crossroads School for Arts & Sciences,
  Series 1998,
  6.000% 8/1/28                                      1,935      1,864
                                                             --------
                                                                3,898
                                                             --------
---------------------------------------------------------------------
HEALTHCARE - 4.7%
CONGREGATE CARE RETIREMENT - 1.2%
Abag Finance Authority for Nonprofit Corps.,
  Channing House,
  Series 1999,
  5.375% 2/15/19                                     1,700      1,499
Riverside County Air Force Village
  West, Inc.,
  Series 1999,
  5.750% 5/15/19                                     2,000      1,811
                                                             --------
                                                                3,310
                                                             --------
HOSPITAL - 3.5%
Hi Desert Memorial Health Care District,
  Series 1998,
  5.500% 10/1/15                                     1,000        855
Riverside County Asset Leasing Corp., Riverside
  County Hospital Project,
  Series B,
  5.700% 6/1/16                                      2,500      2,596
State Health Facilities Financing Authority,
  Cedars-Sinai Medical Center,
  Series 1999 A,
  6.125% 12/1/30                                     2,500      2,520
Statewide Communities Development Authority:
  St. Joseph Health System,
  Series 1998,
  5.250% 7/1/10                                        860        885
  Catholic Healthcare West,
  Series 1999,
  6.500% 7/1/20                                      3,000      2,991
                                                             --------
                                                                9,847
                                                             --------

---------------------------------------------------------------------
HOUSING - 6.5%
ASSISTED LIVING/SENIOR - 0.5%
Abag Finance Authority for Nonprofit Corps.,
  Eskaton Gold River Lodge,
  Series 1998,
  6.375% 11/15/28                                    1,400      1,199
                                                             --------
MULTI-FAMILY - 0.0%
Santa Rosa, Chanate Lodge Project,
  Series 1992,
  6.625% 12/1/02                                        65         66
                                                             --------
SINGLE FAMILY - 6.0%
Southern California Home
  Financing Authority:
  Series A,
  7.625% 10/1/22                                       620        629
  Series 1990 A,
  7.625% 10/1/23                                       235        240
State Housing Finance Agency:
  Series A-1, Class I,
  5.950% 8/1/16                                      3,000      3,071
  Series 1997 B,
  6.000% 8/1/16                                      1,600      1,643
State Rural Home Mortgage
  Finance Authority:
  Series A-2,
  7.000% 9/1/29                                      3,795      4,358
  Series 1995 B,
  7.750% 9/1/26                                      1,185      1,253
  Series 1998 B-4,
  6.350% 12/1/29                                     2,625      2,765
  Series 2000 B,
  6.100% 6/1/31                                      1,500      1,622
  Series 2000 D,
  6.000% 6/1/31                                      1,000      1,077
Stockton, Series 1990 A,
  7.400% 8/1/05                                         30         30
PR Commonwealth of Puerto Rico
  Housing Finance Corp.,
  Series B,
  7.650% 10/15/22                                       60         61
                                                             --------
                                                               16,749
                                                             --------

---------------------------------------------------------------------
OTHER - 15.4%
POOL/BOND BANK - 1.3%
State Public Capital Improvements
  Financing Authority,
  Joint Powers Agency,
  Series 1988 A,
  8.500% 3/1/18                                      3,500      3,544
                                                             --------
REFUNDED/ESCROWED (a) - 14.1%
Central Unified School District,
  (b) 03/01/18                                      20,065      7,598
Colton Public Financing Authority,
  Series 1995,
  7.500% 10/1/20                                     2,945      3,214
Duarte, City of Hope National
  Medical Center,
  Series 1993,
  6.000% 4/1/08                                        500        532
Fontana Public Financing Authority,
  North Fontana Redevelopment,
  Series 1991 A,
  7.750% 12/1/20                                       785        836
Los Angeles Convention & Exhibit Center,
  Series 1985,
  9.000% 12/1/20                                       500        613
Moreno Valley Unified School District,
  7.400% 9/1/16                                         20         21
Murrieta County Water District,
  Series 1991,
  8.300% 10/1/21                                     1,000      1,064
Pomona,
  Series 1990 B,
  7.500% 8/1/23                                      1,000      1,216
Riverside County,
  Series 1989-A,
  7.800% 5/1/21                                      2,500      3,152
Riverside Public Financing Authority,
  Series A,
  8.000% 2/1/18                                        590        612
Riverside Unified School District, Community
  Facilities District No. 2,
  Series 1993 A,
  7.250% 9/1/18                                      1,000      1,078
Sacramento Cogeneration Authority, Project
  Revenue, Procter & Gamble Project,
  Series 1995,
  6.500% 7/1/21                                      6,500      7,230
Sacramento Unified School, Community
  Facilities District No. 1,
  Series B,
  7.300% 9/1/13                                      1,760      1,914
San Joaquin Hills Transportation
  Corridor Agency,
  Series 1993,
  (b) 01/01/20                                      15,400      5,201
Soledad Redevelopment Agency Project,
  Series 1992,
  7.400% 11/1/12                                       890        968
Torrance Redevelopment Agency, Downtown
  Redevelopment Project,
  Series 1992,
  7.125% 9/1/21                                      1,000      1,050
Watsonville Mammoth Lakes,
  Series B,
  7.875% 6/1/11                                        475        499
Whisman School District:
  Series 1996 A:
  (b) 8/1/15                                         1,595        722
  (b) 8/1/16                                         1,645        696
VI Virgin Islands Public Financing,
  Series 1992 A,
  7.250% 10/1/18                                     1,000      1,082
                                                             --------
                                                               39,298
                                                             --------

---------------------------------------------------------------------
OTHER REVENUE - 1.2%
HOTELS
Sacramento City Financing Authority,
  Sacramento Convention Center,
  Series 1999 A,
  6.250% 1/1/30                                      3,500      3,329
                                                             --------

---------------------------------------------------------------------
TAX-BACKED - 55.6%
LOCAL APPROPRIATED - 17.9%
Alameda County, Capital Projects,
  Series 1989,
  (b) 6/15/14                                        2,185      1,048
Anaheim Public Financing Authority,
  Series C,
  6.000% 09/01/14                                    3,500      3,869
Bishop, Escalon & Lemoore Cities,
  Series 1991 A,
  7.700% 5/1/11                                        700        719
Compton, Civic Center Projects,
  5.500% 9/1/15                                      3,000      2,861
Grossmont Unified High School District,
  Capital Projects,
  Series 1991,
  (b) 11/15/06                                       4,500      3,389
Los Angeles Convention &
  Exhibition Authority,
  Series 1993 A,
  6.125% 08/15/11                                    5,000      5,608
Los Angeles County Public Works
  Financing Authority,
  Series A,
  5.500% 10/1/18                                     2,895      2,965
Modesto, Community Center Project,
  Series 1993 A,
  5.000% 11/1/23                                     2,235      2,095
Pasadena Civic Improvement Corp.,
  Series 1996,
  5.250% 2/1/16                                      3,020      3,014
Rancho Mirage Joint Powers Financing
  Authority, Civic Center,
  Series 1991 A,
  7.500% 4/1/17                                        455        470
Ridgecrest Civic Center,
  Series 1999,
  6.250% 3/1/26                                      1,500      1,496
Sacramento City Financing Authority,
  Series A,
  5.375% 11/1/14                                     1,100      1,146
Sacramento County, Public Facilities Project,
  5.375% 2/1/19                                      3,000      2,967
San Diego Convention Center Expansion
  Financing Authority,
  Series 1998 A,
  4.750% 4/1/28                                      4,750      4,167
Santa Ana Financing Authority,
  Police Holding Facility,
  Series 1994 A,
  6.250% 7/1/18                                      6,035      6,700
Santa Clara County Financing Authority,
  Series A,
  5.000% 11/15/17                                    3,500      3,359
Victor Elementary School District,
  Series 1996,
  6.450% 5/1/18                                      3,345      3,800
                                                             --------
                                                               49,673
                                                             --------
LOCAL GENERAL OBLIGATIONS - 7.3%
Benicia Unified School District,
  Series 1994 C,
  6.450% 6/1/19                                      3,870      4,259
Cabrillo Unified School District,
  Series 1996 A,
  (b) 8/1/15                                         3,000      1,343
Central School District,
  San Bernardino County,
  Series A,
  (b) 5/1/16                                           750        776
East Whittier School City School District,
  Series A,
  5.750% 8/1/17                                      1,675      1,782
Fairfield-Suisun Unified School District,
  Series 1999,
  (b) 8/15/24                                        1,000        962
Fillmore Unified School District,
  Series A:
  (b) 7/1/11                                           950        553
  (b) 7/1/12                                           980        535
  (b) 7/1/17                                           650        254
Franklin-McKinley School District,
  Series A,
  5.250% 7/1/16                                      1,705      1,705
Golden West School Financing Authority,
  Series 1999 A,
  (b) 8/1/12                                         1,925      1,045
Jefferson Unified High School Distict,
  Series 2000 A,
  6.450% 8/1/25                                      1,000      1,130
Rocklin Unified School District,
  Series 1991 C,
  (b) 7/1/20                                         6,920      2,238
Sanger Unified School District,
  Series 1999,
  5.350% 8/1/15                                      1,500      1,553
Simi Valley Unified School District,
  Series 1997,
  5.250% 8/1/22                                        925        904
Union Elementary School District,
  Series 1999 A,
  (b) 9/1/19                                         1,750        595
Yuba City Unified School District,
  Series 2000,
  (b) 9/1/20                                         2,385        764
                                                             --------
                                                               20,398
                                                             --------
SPECIAL NON-PROPERTY TAX - 1.4%
PR Commonwealth of Puerto Rico Highway &
  Transportation Authority:
  Series W,
  5.500% 7/1/09                                        580        616
  Series 1996 Y,
  6.250% 7/1/12                                      3,000      3,362
                                                             --------
                                                                3,978
                                                             --------
SPECIAL PROPERTY TAX - 18.0%
Anaheim Public Financing Authority,
  Series A,
  5.250% 2/1/18                                      3,000      2,943
Capistrano Unified School District, Ladera
  Community Facilities
  District No. 98-2,
  Series 1999,
  5.750% 9/1/29                                      3,000      2,711
Carson,
  Series 1992,
  7.375% 9/2/22                                        905        942
Cerritos Public Financing Authority,
  Los Coyotes Redevelopment Project,
  Series 1993 A,
  6.500% 11/1/23                                     2,000      2,260
Concord Redevelopment Agency,
  Central Concord Project,
  Series 1988,
  8.000% 7/1/18                                         25         25
Contra Costa County Public
  Financing Authority,
  Series 1992 A,
  7.100% 8/1/22                                      1,000      1,059
Costa Mesa Public Financing,
  Series 1991 A,
  7.100% 8/1/21                                        890        913
Elk Grove Unified School District,
  Community Facilities,
  Series 1995:
  (b) 12/1/08                                        1,000      1,142
  6.500% 12/1/18                                     2,720        974
  6.500% 12/1/24                                     4,055      4,607
Englewood Redevelopment Agency,
  Series 1998 A,
  5.250% 5/1/23                                      1,000        969
La Mirada Redevelopment Agency,
  Civic Theater Project,
  Series 1998,
  5.700% 10/1/20                                     1,000        909
Los Angeles Community Redevelopment Agency,
  Hollywood Redevelopment
  Project,
  Series 1998 C,
  5.375% 7/1/18                                      1,665      1,681
Oakland Redevelopment Agency,
  Central District Redevelopment Project,
  Series 1992,
  5.500% 02/01/14                                    8,400      8,843
Orange County Community Facilities District,
  Ladera Ranch,
  Series 1999 A,
  6.700% 8/15/29                                     2,000      2,008
Rancho Cucamonga Redevelopment Agency,
  Series 1996,
  5.250% 9/1/16                                      4,000      3,991
Richmond Joint Powers Financing Authority,
  Series 1990 A,
  7.700% 10/1/10                                       870        892
Riverside County Public Financing Authority,
  Redevelopment Projects,
  Series A,
  5.250% 10/1/16                                     3,120      2,850
San Clemente Assessment Escrow,
  6.050% 9/2/28                                      1,000        950
San Marcos Public Facilities Authority,
  Series 1998,
  5.800% 9/1/18                                      1,500      1,406
Santa Fe Springs Redevelopment Agency,
  Consolidated Redevelopment
  Project,
  Series 1992 A,
  6.400% 9/1/22                                      2,690      2,801
Santa Margarita Water District,
  Series 1999,
  6.250% 9/1/29                                      2,500      2,425
Santa Margarita/Dana Point Authority,
  Series 1994 B,
  7.250% 8/1/13                                      2,000      2,449
Riverside Public Financing Authority,
  Series 1991 A,
  8.000% 2/1/18                                        410        422
                                                             --------
                                                               50,172
                                                             --------
STATE APPROPRIATED - 3.4%
State Public Works Board:
  Secretary of State & State Archives,
  Series 1992 A,
  6.500% 12/1/08                                     1,000      1,141
Various State Prisons Projects,
  Series 1993 A:
  5.000% 12/1/19 (c)                                 6,000      5,700
  5.250% 12/1/13                                     2,500      2,587
                                                             --------
                                                                9,428
                                                             --------
STATE GENERAL OBLIGATIONS - 7.6%
State,
  5.500% 04/01/12                                    2,770      2,952
State,
  10.000% 02/01/10                                   2,000      2,792
State:
  Series 1995,
  10.000% 10/01/06                                   1,185      1,540
  Series 1998,
  4.500% 12/1/24                                     3,250      2,747
State,
  Series 1999,
  4.750% 4/1/29                                      3,600      3,147
PR Commonwealth of Puerto Rico:
  6.500% 7/1/14                                      2,000      2,281
  Series 1995,
  5.650% 7/1/15                                      1,000      1,053
PR Commonwealth of Puerto Rico
  Aqueduct & Sewer Authority:
  6.000% 7/1/09                                      1,250      1,374
  6.250% 07/01/13                                    2,750      3,080
                                                             --------
                                                               20,966
                                                             --------

---------------------------------------------------------------------
TRANSPORTATION - 3.7%
AIRPORT - 0.7%
San Francisco City &
  County Airport Commission,
  Series 1998,
  4.500% 5/1/18                                      2,310      2,029
                                                             --------
TRANSPORTATION - 3.0%
Los Angeles Harbor Department,
  Series 1996 B,
  5.375% 11/01/19                                    8,750      8,390
                                                             --------

---------------------------------------------------------------------
UTILITY - 9.2%
INDEPENDENT POWER PRODUCER - 0.3%
PR Commonwealth of Puerto Rico Industrial,
  Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 6/1/26                                        800        826
                                                             --------
INVESTOR OWNED - 2.1%
State Pollution Control Financing Authority:
  San Diego Gas & Electric Co.,
  Series 1996 A,
  5.900% 6/1/14                                      2,650      2,871
  Southern California Edison Co.:
  Series 1999 B,
  5.450% 9/1/29                                      2,000      1,964
  Series 1999 C,
  5.550% 9/1/31                                      1,000        978
                                                             --------
                                                                5,813
                                                             --------
MUNICIPAL ELECTRIC - 2.7%
Reading Electric Systems,
  Series 1992 A, IFRN (variable rate),
  9.396% 7/8/22                                        750        873
Sacramento Municipal Utilities District:
  Series K,
  5.700% 7/1/17                                      1,500      1,587
  Series 1993 G,
  6.500% 09/01/2013                                  1,500      1,736
Turlock Irrigation District,
  Series 1996 A,
  6.000% 1/1/12                                        500        555
PR Commonwealth of Puerto Rico Electric
  Power Authority:
  Series 1989 O,
  (b) 7/1/17                                         2,490        965
  Series 1998 EE,
  4.500% 7/1/18                                      2,000      1,757
                                                             --------
                                                                7,473
                                                             --------
WATER & SEWER - 4.1%
Big Bear Lake,
  Series 1996,
  6.000% 4/1/15                                      1,350      1,488
Compton, Sewer Revenue,
  Series 1998,
  5.375% 9/1/23                                      1,320      1,172
Fresno,
  Series 1995 A,
  6.000% 09/01/10                                    1,420      1,576
Los Angeles Waste Water,
  Series 1998 C,
  4.000% 6/1/15                                      2,000      1,709
Metropolitan Water District of Southern
  California, IFRN (variable rate),
  7.680% 8/5/22                                      2,000      2,233
San Diego County Water Authority,
  Series 1997 A,
  5.750% 5/1/11                                      2,100      2,280
Santa Maria,
  Series A,
  (b) 8/1/14                                         2,000        952
                                                             --------
                                                               11,410
                                                             --------
TOTAL MUNICIPAL BONDS
  (cost of $261,607)(d)                                       271,796
                                                             --------
SHORT-TERM OBLIGATIONS - 1.0%
---------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
IA Woodbury County, Siouxland Medical
  Educational Foundation:
  Series 1996,
  4.350% 11/1/16                                       100        100
  Series 1998,
  4.300% 12/1/14                                     1,200      1,200
IL State Educational Facilities Authority,
  4.200% 12/1/25                                     1,200      1,200
IN State Health Facilities Financing Authority,
  Series 2000,
  4.250% 1/12/20                                       300        300
                                                             --------
TOTAL SHORT-TERM OBLIGATIONS                                    2,800
                                                             --------

OTHER ASSETS & LIABILITIES, NET - 1.3%                          3,593
                                                             --------

NET ASSETS - 100.0%                                          $278,189
                                                             --------

NOTES TO INVESTMENT PORTFOLIO:

---------------------------------------------------------------------
(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b) Zero coupon bond.
(c) These securities, or a portion thereof, with a total market value of $475, are being used to collateralize the open futures contracts listed below.
(d) Cost for federal income tax purposes is the same.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Long futures contracts open on July 31, 2000:

                           PAR VALUE                            UNREALIZED
                          COVERED BY         EXPIRATION        APPRECIATION
         TYPE              CONTRACTS            MONTH           AT 7/31/00
--------------------------------------------------------------------------------
Treasury Bond               $14,200           September            $478

                ACRONYM                        NAME
                 -----                         ----
                  IFRN                    Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 2000
(Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $261,607)                             $271,796
Short-term obligations                                              2,800
                                                                 --------

                                                                  274,596
Receivable for:
  Interest                                           $4,374
  Investments sold                                      376
  Fund shares sold                                        4
  Variation margin on futures contracts                   4
Other                                                    62         4,820
                                                     ------      --------
  Total Assets                                                    279,416

LIABILITIES
Payable for:
  Fund shares repurchased                               627
  Distributions                                         382
Accrued:
  Management fee                                        116
  Bookkeeping fee                                         9
  Transfer agent fee                                     27
  Deferred Trustees' fees                                 8
Other                                                    58
                                                     ------
  Total Liabilities                                                 1,227
                                                                 --------
NET ASSETS                                                       $278,189
                                                                 --------
Net asset value & redemption price per share --
  Class A ($195,185/26,698)                                       $  7.31(a)
                                                                 --------
Maximum offering price per share
  -- Class A ($7.31/0.9525)                                       $  7.67(b)
                                                                 --------
Net asset value & offering price per share --
  Class B ($77,058/10,540)                                        $  7.31(a)
                                                                 --------
Net asset value & offering price per share --
  Class C ($5,946/813)                                            $  7.31(a)
                                                                 --------

COMPOSITION OF NET ASSETS
Capital paid in                                                  $268,766
Overdistributed net investment income                                (322)
Accumulated net realized loss                                        (922)
Net unrealized appreciation on:
  Investments                                                      10,189
  Open futures contracts                                              478
                                                                 --------
                                                                 $278,189
                                                                 --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 2000
(Unaudited)
(In thousands)


INVESTMENT INCOME
Interest                                                             $  8,132
EXPENSES
Management fee                                          $  698
Service fee                                                241
Distribution fee -- Class B                                295
Distribution fee -- Class C                                 22
Transfer agent fee                                         193
Bookkeeping fee                                             54
Audit fee                                                   24
Trustees' fee                                               10
Legal fee                                                    4
Custodian fee                                                2
Registration fee                                             8
Reports to shareholders                                     13
Other                                                        8
                                                        ------
Total expenses                                            1,572
Fees waived by the Distributor - Class C                    (9)
Custodian credits earned                                    (2)         1,561
                                                        ------      ---------
    Net Investment Income                                               6,571
                                                                    ---------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                               802
  Closed futures contracts                                 (40)
                                                        ------
    Net Realized Gain                                                     762
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                           14,000
  Open futures contracts                                   736
                                                        ------
    Net Change in Unrealized Appreciation/Depreciation                 14,736
                                                                    ---------
  Net Gain                                                             15,498
                                                                    ---------
Increase in Net Assets from Operations                              $  22,069
                                                                    ---------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                    JULY 31,                JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                     2000                      2000
-------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $  6,571               $  14,423
Net realized gain                                                          762                   1,539
Net change in unrealized appreciation/depreciation                      14,736                 (36,409)
                                                                      --------                --------
    Net Increase (Decrease) from Operations                             22,069                 (20,447)
DISTRIBUTIONS
From net investment income -- Class A                                   (4,792)                (10,468)
From net realized gains -- Class A                                          --                    (521)
From net investment income -- Class B                                   (1,639)                 (3,575)
From net realized gains -- Class B                                          --                    (211)
From net investment income -- Class C                                     (133)                   (299)
From net realized gains -- Class C                                          --                     (17)
                                                                      --------                --------
                                                                        15,505                 (35,538)
                                                                      --------                --------
FUND SHARE TRANSACTIONS
Receipts for shares sold -- Class A                                      5,087                  13,983
Value of distributions reinvested -- Class A                             2,233                   5,278
Cost of shares repurchased -- Class A                                  (17,571)                (46,533)
                                                                      --------                --------
                                                                       (10,251)                (27,272)
                                                                      --------                --------
Receipts for shares sold -- Class B                                      2,201                   9,215
Value of distributions reinvested -- Class B                               854                   1,973
Cost of shares repurchased -- Class B                                  (10,754)                (20,202)
                                                                      --------                --------
                                                                        (7,699)                 (9,014)
                                                                      --------                --------
Receipts for shares sold -- Class C                                        204                   4,349
Value of distributions reinvested -- Class C                               101                     233
Cost of shares repurchased -- Class C                                     (752)                 (3,701)
                                                                      --------                --------
                                                                          (447)                    881
                                                                      --------                --------
    Net Decrease from Fund Share Transactions                          (18,397)                (35,405)
                                                                      --------                --------
    Total Decrease                                                      (2,892)                (70,943)

NET ASSETS
Beginning of period                                                    281,081                 352,024
                                                                      --------                --------
End of period (net of overdistributed net investment income of
  $322 and $329, respectively)                                        $278,189                $281,081
                                                                      --------                --------
NUMBER OF FUND SHARES

Sold -- Class A                                                            716                   1,918
Issued for distributions reinvested -- Class A                             313                     717
Repurchased -- Class A                                                  (2,468)                 (6,398)
                                                                      --------                --------
                                                                        (1,439)                 (3,763)
                                                                      --------                --------
Sold -- Class B                                                            308                   1,251
Issued for distributions reinvested -- Class B                             120                     270
Repurchased -- Class B                                                  (1,514)                 (2,766)
                                                                      --------                --------
                                                                        (1,086)                 (1,245)
                                                                      --------                --------
Sold -- Class C                                                             29                     587
Issued for distributions reinvested -- Class C                              14                      32
Repurchased -- Class C                                                    (106)                   (514)
                                                                      --------                --------
                                                                           (63)                    105
                                                                      --------                --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty California Tax-Exempt Fund (formerly Colonial California Tax-Exempt Fund) (the Fund), a series of Liberty Funds Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax and opportunities for long- term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

       AVERAGE NET ASSETS               ANNUAL FEE RATE
       ------------------               ---------------
        First $2 billion                     0.50%
         Over $2 billion                     0.45%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $6,609 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $78,979, and $1,033 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and
(2) 0.25% on net assets attributable to shares issues thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.17% (annualized).

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average net assets.

For the six months ended July 31, 2000, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with the custodian bank under which custodian fees were reduced by balance credits of $2,404 applied during the six months ended July 31, 2000. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations, were $7,890,526 and $26,518,834, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                               $10,666,495
    Gross unrealized depreciation                                  (477,794)
                                                                -----------
      Net unrealized appreciation                               $10,188,701
                                                                -----------

CAPITAL LOSS CARRYFORWARDS
At January 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF                             CAPITAL LOSS
               EXPIRATION                           CARRYFORWARD
               ----------                           ------------
                  2008                               $1,292,000

Expired capital loss carryforwards, if any are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                 (UNAUDITED)
                                                                        SIX MONTHS ENDED JULY 31, 2000
                                                          ----------------------------------------------------------
                                                               CLASS A                CLASS B                CLASS C
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  6.920               $  6.920               $  6.920
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                        0.175                  0.148                  0.159(b)
Net realized and unrealized gain                                 0.390                  0.390                  0.390
                                                              --------               --------               --------
    Total from Investment Operations                             0.565                  0.538                  0.549
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.175)                (0.148)                (0.159)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.310               $  7.310               $  7.310
                                                              --------               --------               --------
Total return (c)(d)                                              8.25%                  7.85%                  8.01%(e)
                                                              --------               --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                  0.90%                  1.65%                  1.35%(b)
Net investment income (f)(g)                                     4.93%                  4.18%                  4.48%(b)
Portfolio turnover (d)                                              3%                     3%                     3%
Net assets at end of period (000)                             $195,185               $ 77,058               $  5,946

(a) The per share net investment income accounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.


                                                                       YEAR ENDED JANUARY 31, 2000
                                                       ------------------------------------------------------------
                                                         CLASS A                 CLASS B                 CLASS C
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $  7.730                $  7.730                $  7.730
                                                           --------                --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                                     0.346                   0.290                   0.312(b)
Net realized and unrealized loss                             (0.794)                 (0.794)                 (0.794)
                                                           --------                --------                --------
    Total from Investment Operations                         (0.448)                 (0.504)                 (0.482)
                                                           --------                --------                --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.345)                 (0.289)                 (0.311)
In excess of net realized gains                              (0.017)                 (0.017)                 (0.017)
                                                           --------                --------                --------
Total Distributions Declared to Shareholders                 (0.362)                 (0.306)                 (0.328)
                                                           --------                --------                --------
NET ASSET VALUE, END OF PERIOD                             $  6.920                $  6.920                $  6.920
                                                           --------                --------                --------
Total return (c)                                            (5.92)%                 (6.63)%                 (6.35)%(d)
                                                           --------                --------                --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                  0.91%                   1.66%                   1.36%(b)
Net investment income (e)                                     4.72%                   3.97%                   4.27%(b)
Portfolio turnover                                              19%                     19%                     19%
Net assets at end of period (000)                          $194,606                $ 80,416                $  6,059

(a) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(b) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 YEARS ENDED JANUARY 31,
                              ---------------------------------------------------------------------------------------------
                                                1999                                                1998
                              -----------------------------------------          ------------------------------------------
                                CLASS A         CLASS B        CLASS C            CLASS A         CLASS B         CLASS C(B)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                      $  7.720       $  7.720       $  7.720            $  7.370        $  7.370        $  7.660
                                 --------       --------       --------            --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income               0.354          0.294          0.318(a)            0.366           0.310           0.164(c)
Net realized and unrealized gain    0.111          0.111          0.111               0.426           0.426           0.132
                                 --------       --------       --------            --------        --------        --------
    Total from Investment
      Operations                    0.465          0.405          0.429               0.792           0.736           0.296
                                 --------       --------       --------            --------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income         (0.352)        (0.294)        (0.317)             (0.369)         (0.313)         (0.167)
In excess of net investment
  income                           (0.012)        (0.010)        (0.011)             (0.004)         (0.004)             --
From net realized gains            (0.075)        (0.075)        (0.075)             (0.068)         (0.068)         (0.069)
In excess of net realized
  gains                            (0.016)        (0.016)        (0.016)             (0.001)         (0.001)             --
                                 --------       --------       --------            --------        --------        --------
    Total Distributions
      Declared to Shareholders     (0.455)        (0.395)        (0.419)              0.442          (0.386)         (0.236)
                                 --------       --------       --------            --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD                         $  7.730       $  7.730       $  7.730            $  7.720        $  7.720        $  7.720
                                 --------       --------       --------            --------        --------        --------
Total return (d)                    6.23%          5.42%          5.74%(e)           11.05%          10.23%           3.93%(e)(f)
                                 --------       --------       --------            --------        --------        --------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                        0.86%          1.61%          1.31%(a)            0.87%           1.62%           1.32%(c)(h)
Net investment income (g)           4.60%          3.85%          4.15%(a)            4.92%           4.17%           4.32%(c)(h)
Portfolio turnover                    13%            13%            13%                 31%             31%             31%
Net assets at end of period
  (000)                          $246,576       $ 99,485       $  5,963            $255,838        $101,657        $101,657

(a) Net of fees waived by the Distributor which amounted to $0.023 per share and 0.30%.
(b) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

                                                                         YEARS ENDED JANUARY 31,
                                                --------------------------------------------------------------------------
                                                              1997                                       1996
                                                --------------------------------            ------------------------------
                                                  CLASS A             CLASS B                 CLASS A            CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  7.540            $  7.540                $  6.870          $  6.870
                                                    --------            --------                --------          --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.386               0.331                   0.388             0.334
Net realized and unrealized gain (loss)               (0.173)             (0.173)                  0.671             0.671
                                                    --------            --------                --------          --------
    Total from Investment Operations                   0.213               0.158                   1.059             1.005
                                                    --------            --------                --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.383)             (0.328)                 (0.389)           (0.335)
                                                    --------            --------                --------          --------
NET ASSET VALUE, END OF PERIOD                      $  7.370            $  7.370                $  7.540          $  7.540
                                                    --------            --------                --------          --------
Total return (b)                                       2.98%               2.21%                  15.78%(c)         14.94%(c)
                                                    --------            --------                --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                           0.88%               1.63%                   0.89%             1.64%
Net investment income (d)                              5.23%               4.48%                   5.33%             4.58%
Fees and expenses waived or borne by the
  Advisor (d)                                             --                  --                   0.01%             0.01%
Portfolio turnover                                       25%                 25%                     47%               47%
Net assets at end of period (000)                   $264,053            $100,873                $304,581          $106,925

(a) Net of fees and expenses waived or borne
    by the Advisor which amounted to:               $     --            $     --                $  0.001          $  0.001
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty California Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY CALIFORNIA TAX-EXEMPT FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
--------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY CALIFORNIA TAX-EXEMPT FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

           Liberty Funds Distributor, Inc. (C)1999
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com
                                                 767-03/383C-0700 (9/00) 00/1533